Cover Page - shares	12 Months Ended
	Dec. 31, 2022	Feb. 28, 2023
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	LIZHI INC.
Entity Central Index Key	0001783407
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity File Number	001-39177
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Yangcheng Creative Industry Zone
Entity Address, Address Line Two	No. 309 Middle Huangpu Avenue
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510655
Entity Address, Country	CN
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Beijing, the People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Chengfang Lu
Entity Address, Address Line One	Yangcheng Creative Industry Zone
Entity Address, Address Line Two	No. 309 Middle Huangpu Avenue
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510655
Entity Address, Country	CN
Country Region	86
City Area Code	20
Local Phone Number	8398-1267
Contact Personnel Email Address	luchengfang@lizhi.fm
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each ADS represents 20 Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	LIZI
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		805,283,870
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share *
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		231,215,000